Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

(26)    Fair Value Measurements

Financial instruments which are measured at fair value, or for which a fair value is disclosed, are classified in the fair value hierarchy, as outlined below, on the basis of the observability of the inputs used in the fair value measurement:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Valuations based on quoted prices in active markets for similar assets or liabilities, quoted prices in non-active markets or for which all significant inputs, other than quoted prices, are observable either directly or indirectly, or for which unobservable inputs are corroborated by market data.

Level 3 — Valuations based on inputs that are unobservable and significant to overall fair value measurement.

As of December 31, 2022, the Company’s financial assets and liabilities recorded at fair value on a recurring basis consist of its derivative instruments— interest rate swap and non-employee Earnout Shares. The fair value of the Company’s interest rate swap has been calculated using a discounted cash flow analysis by taking the present value of the fixed and floating rate cash flows utilizing the appropriate forward LIBOR and/or SOFR curves and the counterparty’s credit risk, which was determined to be not material. The fair value of non-employee Earnout Shares is determined using Monte Carlo valuation method.

Presented below is a summary of the gross carrying value and fair value of the Company’s assets and liabilities measured at a fair value on a recurring basis:

		As of
	Fair Value	December 31,	December 31,
(in $ millions)	Hierarchy	2022	2021
Interest rate swaps	Level 2	$10	$—
Non-employee Earnout Shares	Level 3	$90	—

The fair value of each Earnout Share (both employee and non-employee) was estimated using the Monte Carlo Option Pricing Method. Inherent in the Monte Carlo Option Pricing Method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of the Earnout Shares based on implied volatility from historical volatility of select peer companies’ common stock that matches the expected remaining life of the Earnout Shares. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve for a maturity similar to the expected remaining life of the Earnout Shares. The expected life of the Earnout Shares was assumed to be equivalent to their remaining contractual term. The Company anticipated the dividend rate will remain at zero.

The following table presents the assumptions used for the initial measurement of the Earnout Shares on May 27, 2022 and to remeasure the fair value of outstanding non-employee earnout shares liabilities as of December 31, 2022:

	As of
	December 31,	May 27,
	2022	2022
Stock price ($)	$6.75	$7.39
Risk-free interest rate	4.06%	2.81%
Volatility	42.5%	37.5%
Expected term (years)	4.4	5.0
Expected dividends	0.0%	0.0%

Fair value ($) (per Earnout Share – Tranche 1)	$4.30	$4.82
Fair value ($) (per Earnout Share – Tranche 2)	$3.58	$3.98

During the period public warrants were outstanding, they were valued using quoted market prices on the New York Stock Exchange under the ticker GBTG.WS and were included in Earnouts and warrants derivative liabilities on the consolidated balance sheets. As of May 27, 2022, the price per public warrant was $1.33.

On the closing date of the Business Combination, the fair value of private warrants was estimated using the Black-Scholes option pricing method. Inherent in the Black Scholes option pricing method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of the private warrants based on implied volatility from historical volatility of select peer companies’ common stock that matches the expected remaining life of the private warrants. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve for a maturity similar to the expected remaining life of the private warrants. The expected life of the private warrants was assumed to be equivalent to their remaining contractual term. The Company anticipated the dividend rate will remain at zero. The following table presents the assumptions used for the initial measurement of the private warrants on May 27, 2022.

May 27,
2022
Stock price ($)	$7.39
Exercise price ($)	$11.50
Risk-free interest rate	2.70%
Volatility	37.5%
Expected term (years)	5.00
Expected dividends	0.00%

Fair value ($) (per private warrant)	$1.68

The following table presents changes in Level 3 financial liabilities measured at fair value for the period from the date of closing of the Business Combination, May 27, 2022, to December 31, 2022:

	Non-employee	Private
	Earnout Shares	warrants
As of date of Business Combination - May 27, 2022	$100	$21
Change in fair value	(10)	(2)
Transferred to level 2	—	(19)
Balance as of December 31, 2022	$90	$—

The Company does not measure its debt at fair value in its consolidated balance sheets. Where the fair value of the Company’s long-term debt is determined based on quoted prices for identical or similar debt instruments when traded as assets, it is categorized within Level 2 of the fair value hierarchy. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectation of interest rates, credit risks and contractual term of the debt instruments and is categorized within Level 3 of the fair value hierarchy.

The fair values of the Company’s outstanding senior secured term loans are as follows:

		As of		As of
	Fair	December 31, 2022		December 31, 2021
	Value	Carrying	Fair	Carrying	Fair
(in $ millions)	Hierarchy	amount (1)	Value	amount (1)	Value
Senior secured initial term loans	Level 2	$235	$220	$236	$233
Senior secured tranche B-3 term loans	Level 3	$987	$1,017	$787	$800
(1)	Outstanding principal amount of the relevant class of senior secured term loans less unamortized debt discount and debt issuance costs with respect to such loans.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, and accrued expenses and other current liabilities approximate fair value due to the short-term maturities of these assets and liabilities.

Certain assets and liabilities, including long-lived assets, goodwill and other intangible assets, are measured at fair value on a non-recurring basis.